SCHEDULE OF FAIR VALUE OF CONVERTIBLE NOTES DERIVATIVE LIABILITY (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible notes derivative liability	$ 256,683	$ 2,008,802
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible notes derivative liability
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible notes derivative liability
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible notes derivative liability	$ 256,683	$ 2,008,802